SUBSEQUENT EVENTS (Details Narrative)																									1 Months Ended			2 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Nov. 04, 2025 USD ($) $ / shares shares	Oct. 07, 2025 $ / shares shares	Oct. 01, 2025 shares	Sep. 25, 2025 USD ($)	Aug. 31, 2025 USD ($) shares	Aug. 24, 2025 shares	Aug. 21, 2025 USD ($)	Aug. 21, 2025 AUD ($)	Aug. 19, 2025 USD ($)	Aug. 18, 2025 USD ($) shares	Aug. 15, 2025 USD ($) $ / shares	Aug. 14, 2025 USD ($) $ / shares shares	Jul. 31, 2025 USD ($)	Jul. 22, 2025 USD ($)	Jul. 18, 2025 USD ($)	Jun. 13, 2025 USD ($)	Jun. 02, 2025 USD ($)	May 07, 2025 USD ($)	Jan. 31, 2025 USD ($)	Dec. 30, 2024	May 07, 2024	Nov. 29, 2023 USD ($)	Aug. 15, 2023 USD ($)	Jul. 13, 2022 USD ($) shares	Oct. 31, 2025 USD ($) $ / shares shares	Aug. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Oct. 12, 2024 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Aug. 21, 2025 AUD ($)	Aug. 14, 2025 AUD ($)	Jul. 03, 2025 USD ($)	Jul. 03, 2025 AUD ($)	Mar. 05, 2025 $ / shares	Jan. 05, 2025 $ / shares	Nov. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	Aug. 31, 2024 AUD ($)	Jun. 10, 2024 USD ($)	May 31, 2024 USD ($)	May 24, 2024 USD ($)	May 04, 2024	Nov. 30, 2023 USD ($)
Conversion price, per share | $ / shares																																							$ 9	$ 9
Debt instrument face amount																												$ 69,650		$ 69,650		$ 70,315	$ 54,850	$ 130,800								$ 57,639	$ 85,000		$ 71,629			$ 71,629
Interest																												$ 150,443		$ 150,443			$ 190,795	$ 94,612
Preferred stock authorized | shares																												1,500,005		1,500,005			1,500,005	1,500,005
Preferred stock par value | $ / shares																												$ 0.01		$ 0.01			$ 0.01	$ 0.01
Debt instrument repayment term																	Repayment of the note may occur as follows: (a) if the Company repays this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.	Repayment of the note may occur as follows: (a) if the Company repays this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.
Gross proceeds from issuance of common stock																								$ 24,711						$ 3,314,458				$ 23,057
Principal amount																																	30,000
Accrued interest																												$ 10,519		10,519			4,365	8,700
Debt remaining																												$ 1,406		1,406			0	3,832
Reclassified from premium liabilities to additional paid in capital																														$ 114,399			$ 10,229
IPO [Member]
Number of shares issued | shares										1,000,000
Gross proceeds from issuance of common stock										$ 4,000,000
Net proceeds from issuance of common stock										$ 3,300,000
Minimum [Member]
Conversion price, per share | $ / shares																																							7	7
Maximum [Member]
Conversion price, per share | $ / shares																																							$ 13	$ 13
Debt instrument interest rate percentage																																															8.00%
1800 Diagonal Lending LLC [Member]
Debt instrument face amount																$ 67,860																									$ 49,200			$ 49,200		$ 49,200
Purchase amount																$ 58,000
Debt instrument maturity date																Apr. 15, 2026				Dec. 30, 2024
Debt instrument loan default interest rate																15.00%												150.00%		150.00%			150.00%											15.00%		15.00%
Debt instrument interest rate percentage																																												22.00%		22.00%
Debt instrument conversion rate																														65.00%			65.00%
Debt instrument discount rate																														35.00%			35.00%
Accrued interest																												$ 0		$ 0			$ 7,638	1,193							5,683
Repayment of principal amount					$ 212,060								$ 212,060
Investor [Member]
Debt instrument face amount															$ 82,500		$ 60,000	$ 90,000
Purchase amount															$ 75,000		$ 50,000	$ 75,000
Debt instrument maturity date															Sep. 15, 2025		Jul. 15, 2025	Jun. 15, 2025
Debt instrument loan bears interest rate															10.00%		10.00%	10.00%
Debt instrument repayment term															Repayment of the note may occur as follows: (a) if the Company repaaid this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.		Repayment of the note may occur as follows: (a) if the Company repaid this note on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after July 7, 2025 and on or before August 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment.	Repayment of the note may occur as follows: (a) if the Company repaid this note on or before June 7, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repaid the note after June 7, 2025 and on or before July 7, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. As of June 30, 2025, the promissory note was in default.
Director [Member]
Debt instrument face amount												$ 78,249																								$ 120,000	$ 78,249	$ 120,000
Related Party [Member]
Debt instrument interest rate percentage																												12.00%		12.00%
Accrued interest																																	$ 30,483	15,158
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
Debt instrument face amount					65,000								65,000	$ 112,350					$ 65,000							$ 65,000	$ 65,000	$ 0		$ 0				$ 0
Purchase amount														$ 107,000					$ 56,000
Debt instrument maturity date														Apr. 30, 2026					Nov. 30, 2025
Debt instrument interest rate percentage																						8.00%
Debt issuance costs														$ 7,000
Debt instrument discount rate														25.00%
Principal amount														$ 1,000								$ 1,000
Accrued interest					9,750								9,750													9,750	9,750
Debt default long term debt amount																												$ 23,283		$ 23,283
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Minimum [Member]
Debt instrument interest rate percentage														10.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member] | Maximum [Member]
Debt instrument interest rate percentage														10.00%
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member]
Number of shares issued | shares												1,000,000
Number of shares issued, price per share | $ / shares												$ 4.00
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Over-Allotment Option [Member]
Number of shares issued | shares												150,000
Consulting Agreement [Member]
Conversion price, per share | $ / shares											$ 4.00
Issuance of common stock for cash, shares | shares																													250
Monthly fee for services				$ 2,500																									$ 7,500
Common Stock [Member]
Issuance of common stock for prepaid services, shares | shares																															250		2,025,000
Issuance of common stock for cash, shares | shares										1,000,000														0.24						1,000,000				315
Gross proceeds from issuance of common stock										$ 4,000,000
Common Stock [Member] | Underwriting Agreement [Member]
Number of shares issued | shares												1,000,000
Number of shares issued, price per share | $ / shares												$ 4.00
Common Stock [Member] | Consulting Agreement [Member]
Issuance of common stock for prepaid services, shares | shares			10,937			10,937																								10,937
Warrant [Member]
Number of shares issued, price per share | $ / shares																																	$ 7,140
Warrant [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member]
Number of shares issued | shares												30,000
Number of shares issued, price per share | $ / shares												$ 4.00
Warrant [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Minimum [Member]
Warrants exercisable date												Feb. 15, 2026
Warrant [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Maximum [Member]
Warrants exercisable date												Aug. 15, 2030
Convertible Debt [Member]
Conversion price, per share | $ / shares																												$ 1.75		$ 1.75		$ 12		$ 78
Debt instrument face amount																												$ 298,797		$ 298,797				$ 531,654
Issuance of common stock for cash, shares | shares																																8,826		7,433
Number of shares issued | shares																														194,966
Accrued interest																												37,053		$ 37,053		$ 9,371		$ 28,829
Debt remaining																												4,906		4,906		$ 5,520		3,832
Loans Payable [Member]
Debt instrument face amount																							$ 132,000
Debt instrument maturity date																							Nov. 15, 2023
Debt instrument loan bears interest rate																					130.00%
Debt instrument loan default interest rate																							10.00%
Debt instrument interest rate percentage																							10.00%
Accrued interest																												$ 0		$ 0			$ 5,718	$ 15,536
Repayment of principal amount									$ 434,905
Debt default long term debt amount									35,076
Loans Payable [Member] | 1800 Diagonal Lending LLC [Member]
Debt instrument face amount					67,860																					67,860															49,200
Accrued interest					10,179																					10,179															$ 5,683
Subsequent Event [Member]
Issuance of common stock for prepaid services, shares | shares																									510,937
Subsequent Event [Member] | Promissory Notes One [Member]
Accrued interest					31,809								31,809													$ 31,809	31,809
Repayment of principal amount											$ 21,218																$ 212,060
Debt instrument, issuance date description											December 2024															January 2025 to June 2025	January 2025 to June 2025
Subsequent Event [Member] | IPO [Member]
Number of shares issued | shares										1,000,000
Gross proceeds from issuance of common stock										$ 4,000,000
Net proceeds from issuance of common stock										$ 3,340,000
Subsequent Event [Member] | 1800 Diagonal Lending LLC [Member]
Repayment of principal amount					$ 212,060								$ 212,060
Subsequent Event [Member] | Investor [Member]
Debt instrument face amount															$ 82,500
Purchase amount															$ 75,000
Debt instrument maturity date															Sep. 15, 2025
Debt instrument loan bears interest rate															10.00%
Debt instrument loan default interest rate															18.00%
Debt instrument repayment term															Repayment of the note may occur as follows: (a) if the Company repays this note on or before August 18, 2025, then Company shall pay investor in cash the sum of one hundred percent (100%) of the sum of the outstanding principal amount of the note (the “Principal Amount”) at such time, all accrued interest unpaid at such time, and any other payment due; and (b) if the Company repays the note after August 18, 2025 and on or before September 18, 2025, then Company shall pay investor in cash the sum of one hundred twenty percent (120%) of the sum of the outstanding Principal Amount at such time, all accrued interest unpaid at such time, and any other payment due (the “Maximum Repayment Amount”) or (b) at such time as the Company and the investor may agree to effect repayment. The Company fully repaid this note in August 2025.
Subsequent Event [Member] | Director [Member]
Debt instrument face amount												$ 71,450																								$ 110,000	$ 71,450	$ 110,000
Subsequent Event [Member] | Related Party [Member]
Accrued interest							$ 3,985																												$ 6,205
Debt instrument, issuance date description							December 2024 to August 2025	December 2024 to August 2025
Repayments of loan							$ 144,618	$ 225,188
Subsequent Event [Member] | Securities Purchase Agreement [Member] | 1800 Diagonal Lending LLC [Member]
Debt instrument face amount														$ 112,350
Purchase amount														$ 107,000
Debt instrument maturity date														Apr. 30, 2026
Debt instrument interest rate percentage														10.00%
Debt issuance costs														$ 7,000
Debt instrument conversion rate														75.00%
Debt instrument discount rate														25.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Hexstone Capital L L C [Member] | Series C Preferred Stock [Member]
Preferred stock, conversion basis	(i) the product of (A) the conversion amount to be redeemed multiplied by (B) the redemption premium of 110% and (ii) the product of (X) the conversion rate with respect to the conversion amount in effect multiplied by (Y) the product of (1) the redemption premium of 110% multiplied by (2) the VWAP of the Common Stock on any trading day during the period commencing on the date immediately preceding such triggering event and ending on the trading date prior to the date the Company makes the entire payment required to be made. Subject to the limitations specified in the Certificate of Designation, holders of Series C Preferred Stock shall have the right to vote on all matters presented to the stockholders for approval together with the shares of Common Stock, voting together as a single class, on an “as converted” basis using the conversion price	Each share of Series C Preferred Stock shall be convertible into shares of common stock of the Company at a price equal to the lesser of a fixed conversion price of $5.00 per share or 85% of the of the lowest trading price of the Common Stock during the period beginning on the day the holder sends a conversion notice to the Company and ending on the trading day on which the aggregate dollar volume of the Company’s common stock exceeds the product of the conversion amount set forth on the applicable conversion notice multiplied by seven (7) after the applicable holder receives the shares of common stock issuable upon conversion of the Series C Preferred Stock, subject to a five (5) trading day minimum
Preferred stock, conversion price | $ / shares	$ 5.00	$ 5.00
Preferred Stock, Shares Issued | shares		100
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	9,900	9,900
Issuance of common stock for cash, shares | shares	100
Warrant exercise price | $ / shares	$ 10,000
Cash payment of warrants	$ 1,000,099
Preferred stock authorized | shares	9,900
Preferred stock par value | $ / shares	$ 0.01
Preferred stock liquidation value per share | $ / shares	$ 10,000
Preferred stock stated value percentage	100.00%
Preferred stock dividend rate	0.00%
Annual increased dividend rate	10.00%
Preferred stock, conversion price	$ 10,000
Subsequent Event [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member]
Number of shares issued | shares												1,000,000
Number of shares issued, price per share | $ / shares												$ 4.00
Subsequent Event [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Over-Allotment Option [Member]
Number of shares issued | shares												150,000
Subsequent Event [Member] | Consulting Agreement [Member]
Conversion fees											$ 300,000
Number of shares issued | shares					500,000
Monthly fee for services											$ 100,000
Subsequent Event [Member] | Common Stock [Member]
Issuance of common stock for prepaid services, shares | shares																									4,336
Issuance of common stock for cash, shares | shares										1,000,000
Gross proceeds from issuance of common stock										$ 4,000,000
Subsequent Event [Member] | Common Stock [Member] | Underwriting Agreement [Member]
Number of shares issued | shares												1,000,000
Number of shares issued, price per share | $ / shares												$ 4.00
Subsequent Event [Member] | Warrant [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member]
Number of shares issued | shares												30,000
Number of shares issued, price per share | $ / shares												$ 4.00
Subsequent Event [Member] | Warrant [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Minimum [Member]
Warrants exercisable date												Feb. 15, 2026
Subsequent Event [Member] | Warrant [Member] | Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Maximum [Member]
Warrants exercisable date												Aug. 15, 2030
Subsequent Event [Member] | Convertible Debt [Member]
Shares issued for conversion of convertible debt | shares																									42,224
Conversion price, per share | $ / shares																									$ 1.09			$ 1.75		$ 1.75
Debt instrument face amount																									$ 43,000			$ 257,857		$ 257,857
Interest																									2,366
Conversion fees																									$ 469
Number of shares issued | shares																												194,966
Principal amount																												$ 41,563
Accrued interest																												36,430		36,430
Debt remaining																												4,906		$ 4,906
Reclassified from premium liabilities to additional paid in capital																												$ 114,400
Subsequent Event [Member] | Loans Payable [Member]
Repayment of principal amount									352,405
Debt default long term debt amount									$ 34,320